BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (101.8%) Alabama (0.0%)
$150,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$159,161
	Total Alabama			159,161

	Arizona (0.2%)
475,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	480,885
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	228,542
	Total Arizona			709,427

	California (5.7%)
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	875,250
2,125,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,712,495
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[2,3]	11/01/40	3.125	1,281,021
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[1]	08/01/33	0.000	704,049
2,000,000	Chula Vista Elementary School District, General Obligation Bonds[1,4]	08/01/23	0.000	1,888,140
1,015,000	Downey Unified School District, General Obligation Bonds[1]	08/01/33	0.000	673,574
1,000,000	Downey Unified School District, General Obligation Bonds[1]	08/01/35	0.000	606,460
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[1]	06/01/25	0.000	915,010
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[1]	07/15/30	0.000	769,280
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	961,444
1,440,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[1]	08/01/27	0.000	1,233,446
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[1]	08/01/30	0.000	856,332
225,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	227,549
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	810,151
210,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	3.137	217,102
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[1]	08/01/33	0.000	645,012
3,000,000	San Diego Unified School District, General Obligation Bonds[1]	07/01/37	0.000	1,587,210
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	924,390
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,543,792
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	919,360
1,040,000	Windsor Unified School District, General Obligation Bonds[1]	08/01/33	0.000	714,220
	Total California			21,065,287

	Colorado (2.1%)
2,466,595	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	2,602,085
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[1]	09/01/25	0.000	1,688,720
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[1]	09/01/27	0.000	1,469,947
2,000,000	E-470 Public Highway Authority, Revenue Bonds (1-Month USD-LIBOR + 0.420%)[2]	09/01/39	1.961	2,000,880
	Total Colorado			7,761,632

	Connecticut (5.4%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC,
	FNMA, GNMA	11/15/22	2.100	1,150,595

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800%	$549,377
2,595,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,3]	07/01/42	2.000	2,664,416
3,400,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,3]	07/01/49	1.800	3,460,588
180,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[2]	03/01/23	2.300	181,897
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	2.390	1,012,690
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,124,573
1,880,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,260,681
2,430,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	2,981,076
1,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000	1,190,200
1,835,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,278,226
	Total Connecticut			19,854,319

	Florida (6.1%)
2,000,000	County of Broward Airport System, Revenue Bonds	10/01/22	5.000	2,222,960
1,020,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000	1,131,690
1,015,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,183,520
2,000,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/33	3.750	2,166,620
1,200,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,305,720
4,500,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	4,976,775
230,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	263,224
65,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	74,162
178,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[2,3]	11/15/23	3.524	178,000
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,166,745
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,583,936
3,290,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,070,454
	Total Florida			22,323,806

	Georgia (5.8%)
4,850,000	Burke County Development Authority, Revenue Bonds[2,3]	10/01/32	2.250	4,937,785
1,200,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.000	1,230,444
2,290,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.250	2,393,874
65,000	Georgia Municipal Electric Authority, Revenue Bonds, NPFG	01/01/21	3.046	65,774
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	405,803
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,516,318
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,319,137
2,000,000	Main Street Natural Gas, Inc., Revenue Bonds[2,3]	08/01/49	4.000	2,235,100
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,782,760
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,445,052
1,610,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	2,024,269
	Total Georgia			21,356,316

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Hawaii (0.3%)
$310,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/25	5.250%	$354,807
650,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/26	5.250	742,320
	Total Hawaii			1,097,127

	Illinois (4.9%)
1,000,000	Chicago Transit Authority, Revenue Bonds	06/01/20	5.000	1,028,420
675,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	716,728
2,000,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	2,123,640
1,600,000	Illinois Finance Authority, Revenue Bonds[5]	08/01/19	1.440	1,600,000
200,000	Illinois Finance Authority, Revenue Bonds[5]	08/01/19	1.480	200,000
1,400,000	Illinois Finance Authority, Revenue Bonds[5]	08/01/19	1.480	1,400,000
2,740,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	2,842,202
95,000	Illinois Finance Authority, Revenue Bonds[2,3]	07/15/57	5.000	106,484
195,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.250	208,274
2,720,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	3,148,944
3,710,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	4,455,636
205,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	245,248
	Total Illinois			18,075,576

	Indiana (2.3%)
2,700,000	City of Rockport, Revenue Bonds	06/01/25	3.050	2,892,294
125,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[2]	10/15/22	2.513	125,023
100,000	Indiana Finance Authority, Revenue Bonds[5]	08/07/19	1.440	100,000
5,000,000	Indiana Finance Authority, Revenue Bonds[2,3]	12/01/58	2.250	5,189,150
	Total Indiana			8,306,467

	Iowa (0.2%)
810,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	854,979
	Total Iowa			854,979

	Kentucky (1.5%)
4,945,000	Kentucky Public Energy Authority, Revenue Bonds[2,3]	12/01/49	4.000	5,475,055
	Total Kentucky			5,475,055

	Louisiana (0.0%)
25,000	Tobacco Settlement Financing Corp., Revenue Bonds	05/15/22	5.000	27,271
	Total Louisiana			27,271

	Maryland (0.4%)
1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000	1,386,507
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	160,319
	Total Maryland			1,546,826

	Massachusetts (6.0%)
495,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM	11/01/19	2.670	496,465
1,555,000	Commonwealth of Massachusetts, Revenue Bonds, AGM	06/01/22	3.294	1,634,569

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Massachusetts (continued)
$3,935,000	Commonwealth of Massachusetts, General Obligation Bonds
	(3-Month USD-LIBOR + 0.550%)[2]	11/01/25	2.278%	$3,939,761
4,525,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,609,507
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,493,040
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds	08/01/23	2.780	5,204,450
135,000	Massachusetts Development Finance Agency, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.480%)[2]	07/01/50	1.880	135,026
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,021,580
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	384,493
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	505,016
1,680,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/46	3.500	1,754,071
	Total Massachusetts			22,177,978

	Michigan (4.1%)
420,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	461,803
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	107,487
110,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	137,890
5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	6,733,670
1,540,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	2,028,781
3,285,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	4,321,023
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,412,359
	Total Michigan			15,203,013

	Minnesota (2.8%)
665,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/27	3.350	707,041
915,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/27	3.400	975,857
1,944,661	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.600	2,023,265
4,962,405	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	5,139,017
1,432,369	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	1,466,359
	Total Minnesota			10,311,539

	Mississippi (0.3%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[2,3]	03/01/27	2.200	1,020,980
	Total Mississippi			1,020,980

	Missouri (0.0%)
100,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds[5]	08/01/19	1.470	100,000
	Total Missouri			100,000

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Montana (0.4%)
$1,455,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000%	$1,567,704
	Total Montana			1,567,704

	Nebraska (2.8%)
2,505,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,719,779
3,590,000	Central Plains Energy Project, Revenue Bonds[2,3]	03/01/50	5.000	4,040,940
3,360,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,641,937
	Total Nebraska			10,402,656

	New Hampshire (0.3%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,066,040
	Total New Hampshire			1,066,040

	New Jersey (6.5%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,570,165
2,055,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/22	2.500	2,106,334
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,139,947
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,691,956
3,610,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	2.950	3,634,512
3,985,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	3.000	4,015,166
555,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	596,692
2,950,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/26	0.000	2,472,543
485,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/28	0.000	376,932
3,530,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	2,540,188
2,645,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	2.432	2,669,625
	Total New Jersey			23,814,060

	New Mexico (0.7%)
1,995,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC,
	FNMA, GNMA	01/01/49	4.000	2,169,702
300,000	New Mexico Municipal Energy Acquisition Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[5]	08/01/19	2.360	300,000
	Total New Mexico			2,469,702

	New York (3.5%)
5,000,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.820%)[2]	11/01/26	2.430	5,029,550
1,965,000	Metropolitan Transportation Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[2]	11/01/26	1.850	1,961,581
5,050,000	New York State Energy Research & Development Authority, Revenue Bonds[2,3]	07/01/26	2.375	5,074,543

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$660,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (1-Month USD-LIBOR + 0.500%)[2]	11/15/27	2.110%	$663,313
	Total New York			12,728,987

	North Carolina (2.3%)
200,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[5]	08/01/19	1.490	200,000
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	2,024,098
965,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC,
	FNMA, GNMA	01/01/23	2.750	995,532
980,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC,
	FNMA, GNMA	07/01/23	2.800	1,015,035
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,855,269
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,540,100
	Total North Carolina			8,630,034

	North Dakota (0.6%)
2,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	2,244,396
	Total North Dakota.			2,244,396

	Ohio (4.8%)
400,000	County of Montgomery, Revenue Bonds[5]	08/01/19	1.520	400,000
1,000,000	County of Montgomery, Revenue Bonds[5]	08/01/19	1.520	1,000,000
1,600,000	County of Montgomery, Revenue Bonds[5]	08/01/19	1.520	1,600,000
3,000,000	Lancaster Port Authority, Revenue Bonds[2,3]	08/01/49	5.000	3,505,410
4,920,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	4.000	5,221,006
2,195,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,670,415
3,270,000	State of Ohio, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.400%)[2]	01/01/52	1.800	3,277,357
	Total Ohio			17,674,188

	Oklahoma (0.6%)
2,000,000	Oklahoma Turnpike Authority, Revenue Bonds	01/01/33	3.750	2,165,720
	Total Oklahoma			2,165,720

	Oregon (4.0%)
1,020,000	Clackamas County School District No 115, General Obligation Bonds[1]	06/15/27	0.000	871,702
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[1]	06/15/27	0.000	1,438,371
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-
	Barlow, General Obligation Bonds[1]	06/15/32	0.000	1,011,587
3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/25	0.000	3,557,924
4,275,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/26	0.000	3,786,795
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/28	0.000	835,900
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton,
	General Obligation Bonds[1]	06/15/33	0.000	1,413,787

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$1,500,000	Washington Clackamas & Yamhill Counties School District No 88J,
	General Obligation Bonds[1]	06/15/31	0.000%	$1,074,795
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J,
	General Obligation Bonds[1]	06/15/33	0.000	691,204
	Total Oregon			14,682,065

	Other Territory (0.7%)
2,500,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	2,500,000
	Total Other Territory			2,500,000

	Pennsylvania (4.6%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	162,196
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	94,533
1,700,000	Geisinger Authority, Revenue Bonds[5]	08/01/19	1.420	1,700,000
6,680,000	Geisinger Authority, Revenue Bonds (1-Month USD-LIBOR + 1.070%)[2]	06/01/28	2.572	6,799,906
1,000,000	New Kensington-Arnold School District, General Obligation Bonds	05/15/28	2.500	1,015,830
410,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	466,215
1,080,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	1,305,634
1,600,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,987,024
1,000,000	State Public School Building Authority, Revenue Bonds	04/01/25	5.000	1,088,650
2,085,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,459,445
	Total Pennsylvania			17,079,433

	South Dakota (3.9%)
1,410,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	1,570,204
3,725,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/26	5.000	4,135,048
1,500,000	South Dakota Housing Development Authority, Revenue Bonds,
	FHLMC, FNMA, GNMA	11/01/32	3.400	1,577,715
3,250,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/33	3.850	3,540,453
3,170,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	3,517,971
	Total South Dakota			14,341,391

	Tennessee (2.3%)
2,485,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,685,241
3,015,000	Tennergy Corp., Revenue Bonds[2,3]	02/01/50	5.000	3,494,415
845,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/45	4.000	889,836
1,525,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	1,600,305
	Total Tennessee			8,669,797

	Texas (7.9%)
910,000	City of Houston Airport System, Revenue Bonds	07/01/24	5.000	1,058,121
1,170,000	City of Houston Airport System, Revenue Bonds	07/01/25	5.000	1,390,311
1,025,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,231,937
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,245,890
3,455,000	Leander Independent School District, General Obligation Bonds[1]	08/15/29	0.000	2,480,275

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000%	$1,221,020
2,600,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/33	3.350	2,711,228
2,935,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/34	2.700	2,950,732
1,000,000	Texas Department of Housing & Community Affairs, Revenue Bonds,
	GNMA[4]	03/01/50	4.000	1,116,250
400,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	405,840
10,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	10,530
510,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	554,176
4,485,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[2]	12/15/26	2.315	4,484,058
2,455,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	2,875,713
4,830,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
	(SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	1.950	4,762,573
650,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	2.485	653,120
	Total Texas			29,151,774

	Virginia (4.7%)
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,121,514
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,448,065
1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500	1,242,884
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,653,647
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,405,938
1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,500,153
	Total Virginia			17,372,201

	Washington (2.1%)
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	566,750
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	451,584
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,304,814
1,325,000	State of Washington, General Obligation Bonds, NPFG[1]	06/01/30	0.000	1,055,826
305,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	314,257
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	1.950	4,000,560
	Total Washington			7,693,791

	Wisconsin (0.6%)
300,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	341,985
1,800,000	Public Finance Authority, Revenue Bonds[2,3]	07/01/29	2.000	1,813,788
	Total Wisconsin			2,155,773

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wyoming (0.4%)
$1,455,000	Wyoming Community Development Authority, Revenue Bonds	12/01/43	4.000%	$1,545,486
	Total Wyoming			1,545,486

	Total Municipal Bonds
	(Identified cost $359,959,545)			375,381,957

TOTAL INVESTMENTS (Identified cost $359,959,545)[6]			101.8%	$375,381,957
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.8)%	(6,477,799)
NET ASSETS			100.0%	$368,904,158

[1]	Security issued with zero coupon. Income is recognized through accretion of discount.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2019 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Represent a security purchased on a when-issued basis.
[5]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2019.
[6]	The aggregate cost for federal income tax purposes is $359,959,545, the aggregate gross unrealized appreciation is $15,432,791 and the aggregate gross unrealized depreciation is $10,379, resulting in net unrealized appreciation of $15,422,412.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2019
Municipal Bonds*	$–	$375,381,957	$–	$375,381,957
Total Investment, at value	$–	$375,381,957	$–	$375,381,957

* For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.